GOODWILL	12 Months Ended
Dec. 31, 2021
GOODWILL.
GOODWILL

10. GOODWILL

The changes in the carrying amount of goodwill by reporting unit for the years ended December 31, 2020 and 2021 were as follows:

	K‑12	CP&CE
	Schools	Programs	Consolidated
	RMB	RMB	RMB
Balance as of December 31, 2019	25,710	34,643	60,353
Goodwill recognized during the year	—	960	960
Goodwill disposed during the year	—	(290)	(290)
Goodwill impairment	—	(35,313)	(35,313)
Balance as of December 31, 2020	25,710	—	25,710
Goodwill reclassified to assets held for sale (Note 25)	(3,803)	—	(3,803)
Balance as of December 31, 2021	21,907	—	21,907

(Note i) In the year of 2021, the Group performed quantitative impairment test for the goodwill of K-12 Schools reporting unit and no impairment loss was noted in the year.